UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
For the 12 month period ended December 31, 2017, the Great-West T. Rowe Price Mid Cap Growth Fund (Institutional Class shares) returned 24.99%, relative to a 25.27% return for the Russell Mid Cap® Growth Index and a 16.24% return for the S& P MidCap 400® Index, its benchmark indices, during the same period.
U.S. stocks posted strong returns in 2017, buoyed by solid corporate earnings and economic growth. Throughout the year, hopes that President Trump’s proposals for lower tax rates, reduced regulation, and increased infrastructure spending would be enacted supported the market. While the Federal Reserve raised its interest rate target three times in 2017, the central bank’s moves were widely expected and did not disrupt equity markets. In the closing weeks of the year, Congress passed and President Trump signed legislation that reduces tax rates for corporations and closely held businesses, reduces marginal tax rates for individuals at most income levels, and changes the limits for various individual tax deductions. Most major stock indexes finished the year near record levels amid expectations that the new tax law would add to economic growth in 2018.
The consumer discretionary sector was the largest contributor to relative performance, due to an underweight position and stock selection. Among the sector contributors was hotel developer and operator Marriott. Shares gained thanks to steady increases in revenue per available room in Europe and the Asia Pacific region, the resumption of share repurchases, and the acquisition of Starwood Hotels & Resorts Worldwide.
Stock selection in the industrials and business services sector also benefited relative results. IDEX designs, manufactures, and sells pumps, flow meters, and engineered components. Broad improvement across end markets has fueled organic growth.
The financials sector contributed to relative performance, due to security selection and an overweight position. FNF is a leading provider of title insurance and mortgage services. Strengthening residential and commercial trends produced better-than-expected topline results and pretax title margin expansion.
Conversely, the information technology sector detracted from relative results, due to stock selection and an underweight position. CSRA provides information technology solutions and services to the U.S. government. Shares fell due to slower-than-expected ramp-ups of new programs and margin pressure from contract transitions.
Security selection in the health care sector also hindered relative performance. Shares of health care services provider Envision Healthcare Holdings came under pressure with the announcement of a class action lawsuit alleging unfair billing practices, several unexpected management changes, and disappointing guidance. Shares of MEDNAX, a leading provider of physician-outsourced services to hospitals, fell as declining neonatal volume growth and an unfavorable anesthesia mix-shift toward government payors pressured pricing and caused margins to deteriorate.
The stock market has continued to “melt up” in recent months, extending an already exceptional bull market, both in magnitude and duration. While a sense that the good times cannot continue forever might call for some caution, we are also moderately concerned about valuations, which seem, if not in bubble territory, also not encouraging of further near-term gains. The market’s steady advance has also made it more difficult to find entry points to add new positions to the Fund.

The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	24.99%	N/A	11.57%
Investor Class	24.43%	16.70%	10.30%
Class L	24.17%	16.40%	15.84%
(a) Class L inception date was August 12, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2017
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	25.62%
Industrial	19.62
Consumer, Cyclical	14.62
Technology	14.09
Financial	8.20
Communications	3.93
Basic Materials	3.46
Energy	1.21
Short Term Investments	9.25
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,090.00	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.41
Investor Class
Actual	$1,000.00	$1,087.50	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.19
Class L
Actual	$1,000.00	$1,086.70	$6.73
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.51
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.02% for the Investor Class and 1.28% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.63%
95,000	Air Products & Chemicals Inc	$ 15,587,600
77,000	Ashland Global Holdings Inc	5,482,400
95,000	Franco-Nevada Corp(a)	7,595,250
190,000	RPM International Inc	9,959,800
523,000	Valvoline Inc	13,106,380
		51,731,430
Communications — 3.99%
59,000	Expedia Inc	7,066,430
95,000	Interactive Corp(b)	11,616,600
118,000	Match Group Inc(a)(b)	3,694,580
133,113	Maxar Technologies Ltd	8,561,828
28,000	Shopify Inc Class A(b)	2,828,000
285,000	Symantec Corp	7,997,100
106,000	TripAdvisor Inc(a)(b)	3,652,760
355	Venture Global LNG Inc(b)(c)(d)(e)	1,338,705
71,000	VeriSign Inc(a)(b)	8,125,240
25,000	Zillow Group Inc Class A(b)	1,018,500
25,000	Zillow Group Inc Class C(a)(b)	1,023,000
		56,922,743
Consumer, Cyclical — 15.36%
231,000	Aramark	9,872,940
71,000	Burlington Stores Inc(b)	8,735,130
154,000	CarMax Inc(b)	9,876,020
76,000	Casey's General Stores Inc(a)	8,507,440
261,000	Dollar General Corp	24,275,610
128,000	Dunkin' Brands Group Inc	8,252,160
48,000	Ferrari NV(a)	5,032,320
285,000	HD Supply Holdings Inc(b)	11,408,550
59,000	L Brands Inc	3,552,980
155,000	Marriott International Inc Class A	21,038,150
344,000	MGM Resorts International	11,486,160
236,000	Michaels Cos Inc(b)	5,708,840
404,000	Norwegian Cruise Line Holdings Ltd(b)	21,513,000
48,000	O'Reilly Automotive Inc(b)	11,545,920
43,000	PVH Corp	5,900,030
48,000	Royal Caribbean Cruises Ltd	5,725,440
548,000	Tapestry Inc	24,238,040
25,000	Ulta Salon Cosmetics & Fragrance Inc(b)	5,591,500
119,000	United Continental Holdings Inc(b)	8,020,600
40,000	Vail Resorts Inc	8,498,800
		218,779,630
Consumer, Non-Cyclical — 26.90%
129,000	Acadia Healthcare Co Inc(a)(b)	4,209,270
262,000	Alkermes PLC(b)	14,339,260
83,000	Alnylam Pharmaceuticals Inc(b)	10,545,150
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
59,000	Bioverativ Inc(b)	$ 3,181,280
414,517	Bruker Corp	14,226,224
286,000	Catalent Inc(b)	11,748,880
165,000	ConAgra Foods Inc	6,215,550
95,000	Cooper Cos Inc	20,698,600
241,000	CoreLogic Inc(b)	11,136,610
23,900	Costar Group Inc(b)	7,097,105
131,000	Dentsply Sirona Inc	8,623,730
83,000	DexCom Inc(a)(b)	4,763,370
332,000	Envision Healthcare Corp(b)	11,473,920
71,000	Equifax Inc	8,372,320
48,000	FleetCor Technologies Inc(b)	9,236,640
48,000	Gartner Inc(b)	5,911,200
155,000	Global Payments Inc	15,537,200
119,000	Henry Schein Inc(b)	8,315,720
571,000	Hologic Inc(b)	24,410,250
17,000	IDEXX Laboratories Inc(b)	2,658,460
214,000	IHS Markit Ltd(b)	9,662,100
36,000	Illumina Inc(b)	7,865,640
52,914	Incyte Corp(b)	5,011,485
10,000	Intuitive Surgical Inc(b)	3,649,400
85,000	IQVIA Holdings Inc(b)	8,321,510
190,000	KAR Auction Services Inc	9,596,900
20,884	MarketAxess Holdings Inc	4,213,347
190,000	MEDNAX Inc(b)	10,153,600
1,000	Sage Therapeutics Inc(b)	164,710
59,000	Seattle Genetics Inc(b)	3,156,500
123,485	ServiceMaster Global Holdings Inc(b)	6,331,076
284,000	Sprouts Farmers Market Inc(b)	6,915,400
131,000	Teleflex Inc	32,595,420
17,000	TESARO Inc(a)(b)	1,408,790
197,000	TransUnion (b)	10,827,120
166,000	TreeHouse Foods Inc(b)	8,210,360
237,000	Vantiv Inc Class A(a)(b)	17,431,350
147,000	Verisk Analytics Inc(b)	14,112,000
36,000	Vertex Pharmaceuticals Inc(b)	5,394,960
72,000	West Pharmaceutical Services Inc	7,104,240
118,000	Zoetis Inc	8,500,720
		383,327,367
Energy — 1.27%
240,000	Arc Resources Ltd(a)	2,816,229
43,000	Centennial Resource Development Inc(b)	851,400
180,000	Centennial Resource Development Inc Class A(a)(b)	3,564,000
72,000	Concho Resources Inc(b)	10,815,840
		18,047,469
Financial — 8.62%
142,000	CBOE Holdings Inc	17,691,780
239,000	Fifth Third Bancorp	7,251,260
524,000	FNF Group	20,561,760

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Financial — (continued)
200,019	KKR & Co LP	$ 4,212,400
50,330	Oaktree Capital Group LLC LP(a)	2,118,893
354,000	Progressive Corp	19,937,280
458,000	SLM Corp(b)	5,175,400
393,000	TD Ameritrade Holding Corp	20,094,090
74,000	Webster Financial Corp	4,155,840
143,000	Willis Towers Watson PLC	21,548,670
		122,747,373
Industrial — 20.61%
37,000	Acuity Brands Inc	6,512,000
333,000	Agilent Technologies Inc	22,301,010
143,000	Allegion PLC	11,377,080
24,000	Ardagh Group SA(a)	506,400
429,000	Ball Corp	16,237,650
78,584	BWX Technologies Inc	4,753,546
21,000	Coherent Inc(b)	5,926,620
223,387	Colfax Corp(b)	8,850,593
47,000	Corning Inc	1,503,530
180,000	Fortive Corp	13,023,000
162,000	Gardner Denver Holdings Inc(b)	5,496,660
143,000	Harris Corp	20,255,950
173,302	IDEX Corp	22,870,665
33,000	JB Hunt Transport Services Inc	3,794,340
83,000	Kansas City Southern	8,733,260
476,000	Keysight Technologies Inc(b)	19,801,600
36,000	Martin Marietta Materials Inc	7,957,440
95,000	National Instruments Corp	3,954,850
23,000	Rockwell Collins Inc	3,119,260
95,000	Roper Technologies Inc	24,605,000
448,000	Sensata Technologies Holding NV(b)	22,897,280
563,000	Textron Inc	31,860,170
214,000	Waste Connections Inc	15,181,160
178,000	Xylem Inc	12,139,600
		293,658,664
Technology — 14.45%
22,000	athenahealth Inc(b)	2,926,880
172,000	Atlassian Corp PLC Class A(b)	7,829,440
213,000	Black Knight Inc(b)	9,403,950
110,000	CDK Global Inc	7,840,800
295,000	CSRA Inc	8,826,400
16,184	Dropbox Inc(b)(c)(d)(e)	189,515
90,000	Electronic Arts Inc(b)	9,455,400
83,000	Fidelity National Information Services Inc	7,809,470
190,000	Fiserv Inc(b)	24,914,700
59,000	Guidewire Software Inc(b)	4,381,340
35,000	KLA-Tencor Corp	3,677,450
511,000	Marvell Technology Group Ltd	10,971,170
286,000	Microchip Technology Inc	25,133,680
83,000	Microsemi Corp(b)	4,286,950
Shares		Fair Value
Technology — (continued)
48,000	MSCI Inc	$ 6,073,920
142,000	Red Hat Inc(b)	17,054,200
24,000	ServiceNow Inc(b)	3,129,360
105,000	Splunk Inc(b)	8,698,200
189,000	SS&C Technologies Holdings Inc	7,650,720
85,000	Tableau Software Inc Class A(a)(b)	5,882,000
59,000	Veeva Systems Inc Class A(b)	3,261,520
18,350	WeWork Class A(b)(c)(d)(e)	841,347
111,000	Workday Inc Class A(b)	11,293,140
212,000	Xilinx Inc	14,293,040
		205,824,592
TOTAL COMMON STOCK — 94.83% (Cost $999,977,115)		$1,351,039,268
CONVERTIBLE PREFERRED STOCK
Communications — 0.13%
5,230	Roofoods Ltd Series F, 0.00%(b)(c)(d)(e)	1,849,171
Technology — 0.35%
20,098	Dropbox Series A, 0.00%(b)(c)(d)(e)	235,348
98,726	Dropbox Series A-1, 0.00%(b)(c)(d)(e)	1,156,081
44,193	WeWork Series D-1, 0.00%(b)(c)(d)(e)	2,026,249
34,723	WeWork Series D-2, 0.00%(b)(c)(d)(e)	1,592,050
		5,009,728
TOTAL CONVERTIBLE PREFERRED STOCK — 0.48% (Cost $4,238,471)		$ 6,858,899
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.32%
$ 8,100,000	Federal Farm Credit Banks Funding Corp 1.07%, 01/02/2018	8,099,291
67,700,000	Federal National Mortgage Association 0.91%, 01/02/2018	67,694,922
		75,794,213
Money Market Mutual Funds — 0.56%
2,673,000	BlackRock Liquidity Funds FedFund Institutional Shares(f), 1.17%(g)	2,673,000

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Money Market Mutual Funds — (continued)
$ 2,691,000	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class(f), 1.19%(g)	$ 2,691,000
2,609,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(f), 1.20%(g)	2,609,000
		7,973,000
Repurchase Agreements — 3.83%
14,874,071	Repurchase agreement (principal amount/value $14,891,402 with a maturity value of $14,893,718) with Credit Agricole Securities (USA) Inc., 1.40%, dated 12/31/17 to be repurchased at $14,874,071 on 1/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.00%, 4/26/18 - 8/31/21, with a value of $15,189,238.(f)	14,874,071
14,874,071	Undivided interest of 13.53% in a repurchase agreement (principal amount/value $110,065,222 with a maturity value of $110,082,466) with Citigroup Global Markets Inc, 1.41%, dated 12/31/17 to be repurchased at $14,874,071 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 4/1/18 - 8/20/67, with a value of $112,266,527.(f)	14,874,071
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$14,874,071	Undivided interest of 19.46% in a repurchase agreement (principal amount/value $76,539,356 with a maturity value of $76,551,347) with TD Securities (USA) Inc, 1.41%, dated 12/31/17 to be repurchased at $14,874,071 on 1/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 2/29/24 - 2/15/44, with a value of $78,070,156.(f)	$ 14,874,071
10,039,395	Undivided interest of 47.64% in a repurchase agreement (principal amount/value $21,098,809 with a maturity value of $21,102,044) with Mizuho Securities (USA) LLC, 1.38%, dated 12/31/17 to be repurchased at $10,039,395 on 1/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 7/19/18 - 9/30/24, with a value of $21,520,798.(f)	10,039,395
		54,661,608
SHORT TERM INVESTMENTS — 9.71% (Cost $138,428,821)		$ 138,428,821
TOTAL INVESTMENTS — 105.02% (Cost $1,142,644,407)		$1,496,326,988
OTHER ASSETS & LIABILITIES, NET — (5.02)%		$ (71,579,864)
TOTAL NET ASSETS — 100.00%		$1,424,747,124

(a)	All or a portion of the security is on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Restricted security; further details of these securities are included in a subsequent table.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of December 31, 2017.
LP	Limited Partnership
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2017
At December 31, 2017, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Dropbox Inc	05/01/2012	$146,451	$189,515	0.01%
Venture Global LNG Inc	10/16/2017	1,338,705	1,338,705	0.09
WeWork Class A	12/09/2014-05/26/2015	265,478	841,347	0.06
Convertible Preferred Stock
Dropbox Series A	05/01/2012	181,869	235,348	0.02
Dropbox Series A-1	05/01/2012	893,381	1,156,081	0.08
Roofoods Ltd Series F	09/12/2017	1,849,174	1,849,171	0.13
WeWork Series D-1	12/09/2014	735,867	2,026,249	0.14
WeWork Series D-2	12/09/2014	578,180	1,592,050	0.11
		$5,989,105	$9,228,466	0.64%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $61,233,757 of securities on loan)(a)	$1,441,665,380
Repurchase agreements, fair value(b)	54,661,608
Cash	634,336
Cash denominated in foreign currencies, fair value(c)	7,729
Dividends receivable	651,194
Subscriptions receivable	4,028,234
Receivable for investments sold	550,592
Total Assets	1,502,199,073
LIABILITIES:
Payable for director fees	4,015
Payable for distribution fees	6,782
Payable for investments purchased	7,474,180
Payable for other accrued fees	63,515
Payable for shareholder services fees	251,140
Payable to investment adviser	783,602
Payable upon return of securities loaned	62,634,608
Redemptions payable	6,234,107
Total Liabilities	77,451,949
NET ASSETS	$1,424,747,124
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,298,574
Paid-in capital in excess of par	1,042,837,486
Net unrealized appreciation	353,682,755
Accumulated net realized gain	17,928,309
NET ASSETS	$1,424,747,124
NET ASSETS BY CLASS
Investor Class	$810,368,938
Class L	$33,384,227
Institutional Class	$580,993,959
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	15,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	31,077,638
Class L	4,723,234
Institutional Class	67,184,869
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$26.08
Class L	$7.07
Institutional Class	$8.65
(a) Cost of investments	$1,087,982,799
(b) Cost of repurchase agreements	$54,661,608
(c) Cost of cash denominated in foreign currencies	$7,545
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Interest	$540,358
Income from securities lending	342,209
Dividends	8,801,627
Foreign withholding tax	(57,516)
Total Income	9,626,678
EXPENSES:
Management fees	8,115,216
Shareholder services fees – Investor Class	2,653,510
Shareholder services fees – Class L	111,748
Audit and tax fees	19,166
Custodian fees	37,814
Director's fees	10,708
Distribution fees – Class L	79,850
Legal fees	5,594
Pricing fees	663
Registration fees	46,948
Shareholder report fees	19,111
Transfer agent fees	8,525
Other fees	197,800
Total Expenses	11,306,653
Less amount reimbursed by investment adviser	78,176
Less amount waived by investment adviser	69,889
Net Expenses	11,158,588
NET INVESTMENT LOSS	(1,531,910)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	128,583,542
Net change in unrealized appreciation on investments and foreign currency translations	139,953,200
Net Realized and Unrealized Gain	268,536,742
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$267,004,832
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West T. Rowe Price Mid Cap Growth Fund	2017	2016
OPERATIONS:
Net investment loss	$(1,531,910)	$(1,239,414)
Net realized gain	128,583,542	82,629,778
Net change in unrealized appreciation (depreciation)	139,953,200	(17,785,713)
Net Increase in Net Assets Resulting from Operations	267,004,832	63,604,651
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(2,354,120)	(379,439)
Class L	(346,584)	(75,024)
Institutional Class	(6,588,780)	(777,597)
From net investment income	(9,289,484)	(1,232,060)
From net realized gains
Investor Class	(40,478,240)	(26,576,954)
Class L	(5,389,160)	(3,791,069)
Institutional Class	(77,408,543)	(33,702,793)
From net realized gains	(123,275,943)	(64,070,816)
Total Distributions	(132,565,427)	(65,302,876)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	233,194,467	214,487,509
Class L	14,113,668	27,527,366
Institutional Class	224,887,086	168,225,264
Shares issued in reinvestment of distributions
Investor Class	42,832,360	26,956,393
Class L	5,735,744	3,866,093
Institutional Class	83,997,323	34,480,390
Shares redeemed
Investor Class	(296,677,125)	(296,682,656)
Class L	(23,987,179)	(9,776,936)
Institutional Class	(93,003,142)	(62,509,761)
Net Increase in Net Assets Resulting from Capital Share Transactions	191,093,202	106,573,662
Total Increase in Net Assets	325,532,607	104,875,437
NET ASSETS:
Beginning of year	1,099,214,517	994,339,080
End of year(a)	$1,424,747,124	$1,099,214,517
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,261,236	9,926,927
Class L	1,853,779	3,751,429
Institutional Class	24,233,688	19,466,386
Shares issued in reinvestment of distributions
Investor Class	1,647,030	1,209,454
Class L	797,369	556,815
Institutional Class	9,587,407	4,193,648
Shares redeemed
Investor Class	(11,918,057)	(13,641,535)
Class L	(3,202,894)	(1,338,324)
Institutional Class	(10,185,637)	(7,264,433)
Net Increase	22,073,921	16,860,367
(a) Including overdistributed net investment loss:	$0	$(174)
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$22.12	(0.06)	5.46	5.40	(0.08)	(1.36)	(1.44)	$26.08	24.43%
12/31/2016	$21.64	(0.05)	1.39	1.34	(0.01)	(0.85)	(0.86)	$22.12	6.18%
12/31/2015	$21.98	(0.07)	1.47	1.40	-	(1.74)	(1.74)	$21.64	6.52%
12/31/2014	$22.03	(0.09)	2.95	2.86	(0.18)	(2.73)	(2.91)	$21.98	12.78%
12/31/2013	$17.56	(0.09)	6.45	6.36	(0.01)	(1.88)	(1.89)	$22.03	36.36%
Class L
12/31/2017	$ 6.87	(0.04)	1.69	1.65	(0.09)	(1.36)	(1.45)	$ 7.07	24.17%
12/31/2016	$ 7.30	(0.03)	0.47	0.44	(0.02)	(0.85)	(0.87)	$ 6.87	5.94%
12/31/2015	$ 8.41	(0.05)	0.57	0.52	(0.08)	(1.55)	(1.63)	$ 7.30	6.12%
12/31/2014	$10.07	(0.07)	1.35	1.28	(0.21)	(2.73)	(2.94)	$ 8.41	12.49%
12/31/2013	$ 8.92	(0.07)	3.26	3.19	(0.16)	(1.88)	(2.04)	$10.07	36.06%
Institutional Class
12/31/2017	$ 8.11	0.01	2.01	2.02	(0.12)	(1.36)	(1.48)	$ 8.65	24.99%
12/31/2016	$ 8.43	0.01	0.54	0.55	(0.02)	(0.85)	(0.87)	$ 8.11	6.47%
12/31/2015 (d)	$10.00	0.01	0.07	0.08	(0.08)	(1.57)	(1.65)	$ 8.43	0.62% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$810,369	1.03%	1.02%	(0.25%)	37%
12/31/2016	$709,682	1.04%	1.03%	(0.21%)	42%
12/31/2015	$748,656	1.03%	1.03%	(0.29%)	35%
12/31/2014	$847,059	1.03%	1.03%	(0.39%)	28%
12/31/2013	$845,389	1.03%	1.03%	(0.42%)	29%
Class L
12/31/2017	$ 33,384	1.38%	1.28%	(0.50%)	37%
12/31/2016	$ 36,235	1.37%	1.30%	(0.47%)	42%
12/31/2015	$ 16,835	1.42%	1.30%	(0.53%)	35%
12/31/2014	$ 8,237	1.80%	1.30%	(0.67%)	28%
12/31/2013	$ 6,117	2.65%	1.30%	(0.65%)	29%
Institutional Class
12/31/2017	$580,994	0.68%	0.67%	0.11%	37%
12/31/2016	$353,298	0.69%	0.68%	0.14%	42%
12/31/2015 (d)	$228,848	0.67% (g)	0.67% (g)	0.10% (g)	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2017

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,347,818,301	$ 851,400	$ 2,369,567	$ 1,351,039,268
Convertible Preferred Stock	—	—	6,858,899	6,858,899
Short Term Investments	7,973,000	130,455,821	—	138,428,821
Total Assets	$ 1,355,791,301	$ 131,307,221	$ 9,228,466	$ 1,496,326,988
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2017

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
	2017	2016
Ordinary income	$9,289,484	$1,232,060
Long-term capital gain	123,275,943	64,070,816
	$132,565,427	$65,302,876
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$10,821,568	$(10,821,568)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,230,226
Undistributed long-term capital gains	17,593,225
Net unrealized appreciation on foreign currency	184
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	352,787,429
Tax composition of capital	$371,611,064
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
Federal tax cost of investments	$1,143,539,559
Gross unrealized appreciation on investments	391,509,934
Gross unrealized depreciation on investments	(38,722,505)
Net unrealized appreciation on investments	$352,787,429

Annual Report - December 31, 2017

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.66% of the Fund’s average daily net assets. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. Certain administration and accounting services fees for the Fund were disclosed as Fund administration fees on the Statement of Operations.
Effective May 1, 2017, the Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.67% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Effective May 1, 2017, the Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2017, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimbursed Fees by the Adviser
$69,889	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees. The Fund is not responsible for payment of the sub-advisory fees, the Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $457,728,983 and $432,571,372, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral

Annual Report - December 31, 2017

available for return to a borrower due to a loss in an approved investment. As of December 31, 2017, the Fund had securities on loan valued at $61,233,757 and received collateral as reported on the Statement of Assets and Liabilities of $62,634,608 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2017, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West T. Rowe Price Mid Cap Growth Fund (the "Fund"), one of the funds of Great-West Funds, Inc. as of December 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018